RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

17.      RELATED PARTY TRANSACTIONS AND BALANCES

Loans payable to related parties include loans and advances received from related individuals and companies related to directors and officers of the Company. As at December 31, 2019, the Company has the following loan balances with related parties:

Balance, December 31,
2019	2018	Currency	Rate	Terms
CAD $	CAD $		%
4,047,119	2,283,937	USD	12% - 24%	Unsecured, due on demand
—	207,803	Colombian Pesos	0%	Unsecured, due on demand
13,068	124,844	Argentina Pesos	18%	Unsecured, due on demand
4,060,187	2,616,584

As at December 31, 2018, the Company has the following loan balances with related parties:

Balance, December 31,
2018	2017	Currency	Rate	Terms
CAD $	CAD $		%
2,133,868	1,191,775	USD	0% - 24%	Unsecured, due on demand
150,069	—	USD	24%	Unsecured, due January or February 2019
207,803	—	Colombian Pesos	0%	Unsecured, due on demand
124,844	—	Argentina Pesos	0%	Unsecured, due on demand
—	148,875	—	—	Accrued interest and other
2,616,584	1,340,650

In connection with certain related party loans, the Company incurred monthly penalty fees of 10% until June 30, 2018 once the loans reached their initial maturity dates. During the year ended December 31, 2018, the Company paid finance expenses of $528,132 (US$407,500) in connection with these monthly penalties.

In connection with a related party loan, the Company issued 250,000 incentive share purchase warrants exercisable at $0.15 per common share for a period of two years from the date of grant.

During the year ended December 31, 2018, the Company has incurred interest expense of $311,102 (US$240,043) (2017 - $114,719) in connection with the related party loans noted above. As at December 31, 2018, $335,330 of unpaid interest and loan penalties have been included within interest payable on the consolidated statement of financial position.

As at December 31, 2018, the Company had advanced $224,976 to related parties in connection with costs to be incurred on behalf of the Company. This amount was included within other receivables on the consolidated statement of financial position. The amounts advanced are unsecured, non-interest bearing and due on demand. During the year ended December 31, 2019, the Company deemed these amounts to be uncollectable and wrote off the balance.

The Company has recasted comparative information as at December 31, 2018 for the loans from related parties, to correct balances received during the year ended December 31, 2019. As a result, the loans from related parties increased by $506,804, the interest payable decreased by $494,934 and foreign exchange expense increased by $11,870. The recast of comparative information had no impact on cash flows. The impacted loans from related parties arose during the year ended December 31, 2018; accordingly, there was no impact to the consolidated financial statements for the year ended December 31, 2017.

During the year ended December 31, 2019, the Company has incurred interest expense of $492,729 (US$371,342) in connection with the related party loans noted above. As at December 31, 2019, $252,144 of unpaid interest and loan penalties have been included within interest payable on the consolidated statement of financial position.

January 2019

In January 2019, the Company renegotiated the loans with three of the related party lenders to extend the maturity date of the loans.

In consideration for the extension of the maturity date of the loans, the Company agreed to incur total penalties of $212,312 (US$160,000) which were added to the principal balance of the loans. In addition, the Company agreed to add the interest accrued as of the date of renegotiation of $539,236 (US$395,259) to the principal balance of the loans. The renegotiation of the loans was deemed to be an extinguishment of the original liabilities and $212,312 was recorded as a loss on extinguishment.

September 2019

In January 2019, the Company consolidated loan balances with certain related party lenders and extended the maturity date of these amounts to March 30, 2020.

In consideration for the extension of the maturity date of the loans, the Company agreed to issue 2,381,301 share purchase warrants to the holders with a fair value of $180,714. The share purchase warrants are exercisable at a price of $0.09 per common share for a period of five years. As at December 31, 2019, these warrants have not yet been issued. The fair value of the obligation to issue the share purchase warrants was calculated using the Black-Scholes model and the following weighted average assumptions:

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	5 years
Expected volatility	174.99%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

The consolidation of the loans and the issuance of the warrants was deemed to be an extinguishment of the original liabilities and $180,714 was recorded as a loss on extinguishment.

Key management personnel receive compensation in the form of short-term employee benefits, share-based compensation, and post-employment benefits. Key management personnel include the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer. The remuneration of key management is as follows (expressed in USD):

	2019	2018	2017
	$	$	$
Consulting fees paid to the CEO	204,000	165,605	151,200
Consulting fees paid to the COO	204,000	114,546	—
Consulting fees paid to the CFO*	262,100	99,092	120,055
	670,100	379,243	271,255

*The fees paid to the CFO includes amounts paid to the previous CFO of the Company.

The remuneration of the CEO/COO/CFO are included in professional fees and consulting in the consolidated statements of comprehensive loss.

During the year ended December 31, 2019, the Company granted stock options to directors and officers resulting in share-based compensation of $nil  (2018 - $1,913,692; 2017 - $3,693,799).

As at December 31, 2019, $147,631 (2018 - Nil) of related party payables are included in accounts payable and accrued liabilities in the consolidated statement of financial position.